Cover	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity File Number	000-21202
Entity Registrant Name	Resonate Blends, Inc.
Entity Central Index Key	0000897078
Entity Tax Identification Number	58-1588291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	One Marine Plaza
Entity Address, Address Line Two	Suite 305A
Entity Address, City or Town	North Bergen
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	04047
City Area Code	203
Local Phone Number	253-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false